Leases - Schedule of balance sheets classification of leases (Detail) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022
Lessee Disclosure [Abstract]
Operating lease right-of-use assets, net of accumulated amortization	$ 187	$ 0
Operating lease liabilities, current	$ 129	0
Operating lease liabilities, current	current liability
Operating lease liabilities, non-current	$ 71	$ 0
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating lease liabilities, non-current
Total lease liabilities	$ 200